Segment information - Geographic Revenues (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 541	$ 712	$ 1,059	$ 1,388
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	117	82	480	469
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	108	105	0	198
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	91	188	51	137
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	78	79	98	130
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	34	30	107	74
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	29	100	89	215
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 84	$ 128	$ 234	$ 165